Consolidated balance sheets (Parenthetical) - CHF (SFr) SFr in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks	[1]	SFr 124,966	SFr 67,746
of which reported at fair value		128	198
Interest-bearing deposits with banks		383	387
of which reported at fair value		0	14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		47,213	58,798
of which reported at fair value		26,237	40,793
Securities received as collateral, at fair value		2,222	2,978
of which encumbered		1,888	2,220
Trading assets, at fair value		21,727	65,955
of which encumbered		5,271	21,874
Total investment securities		1,421	1,717
of which reported at fair value		4	796
of which encumbered		1,248	1,248
Other investments		4,017	5,463
of which reported at fair value		2,368	3,730
Net loans		216,741	268,104
of which reported at fair value		2,458	7,358
of which encumbered		23	103
Allowance for credit losses		(1,680)	(1,362)
Goodwill		456	2,868
Other intangible assets		322	452
of which reported at fair value		305	403
Brokerage receivables		2,216	13,818
Brokerage receivables, Allowance for credit losses		0	(4,081)
Other assets		30,823	41,753
of which reported at fair value		3,758	8,947
of which loans held-for-sale reported at lower of cost and market value (amortized cost base)		10,937	8,378
Other assets, Allowance for credit losses		(53)	(37)
Total assets		452,507	530,039
Liabilities and equity
Due to banks		6,952	11,905
of which reported at fair value		100	490
Customer deposits		203,427	234,554
of which reported at fair value		1,655	2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		955	20,371
of which reported at fair value		356	14,133
Obligation to return securities received as collateral, at fair value		2,222	2,978
Trading liabilities, at fair value		8,832	18,337
Short-term borrowings		47,637	14,489
of which reported at fair value		4,012	6,783
Long-term debt		128,484	150,661
of which reported at fair value		32,874	57,919
Brokerage payables		1,144	11,442
Other liabilities		14,738	16,826
of which reported at fair value		1,500	2,286
Total liabilities		414,391	481,563
Common shares		4,400	4,400
Additional paid-in capital		51,232	50,879
Retained earnings		2,062	7,659
Accumulated other comprehensive income/(loss)		(20,039)	(15,067)
Total shareholders' equity		37,655	47,871
Noncontrolling interests		461	605
Total equity		38,116	48,476
Total liabilities and equity		SFr 452,507	SFr 530,039
Additional share information
Par value (in CHF per share)	[2]	SFr 1.00	SFr 1.00
Issued shares (in shares)	[2]	4,399,680,200	4,399,680,200
Common shares outstanding (in shares)	[2]	4,399,680,200	4,399,680,200
Consolidated VIEs
Assets
Cash and due from banks		SFr 161	SFr 229
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		1	0
Trading assets, at fair value		1,115	2,588
Other investments		478	781
Net loans		161	3,410
Other assets		1,412	4,594
Total assets		3,328	11,602
Liabilities and equity
Trading liabilities, at fair value		3	1,063
Short-term borrowings		10	3,137
Long-term debt		1,492	2,096
Other liabilities		127	189
Total liabilities		SFr 1,632	SFr 6,485

[1]	Includes restricted cash.
[2]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of December 31, 2023. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.